Income tax expense - Current tax assets and liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure Of Current Tax Assets Liabilities [Abstract]
Current tax assets	₩ 61,613	$ 41,687	₩ 203,542
Current tax liabilities	₩ 127,126	$ 86,012	₩ 103,655